Financial Instruments - maturity analysis (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments - classification
Schedule of residual maturity of financial instruments

	2022			2021
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	144,832	—	144,832	177,757	—	177,757
Trading assets	35,944	9,633	45,577	40,263	18,895	59,158
Derivatives	38,107	61,438	99,545	34,538	71,601	106,139
Settlement balances	2,572	—	2,572	2,141	—	2,141
Loans to banks - amortised cost	6,872	267	7,139	7,425	257	7,682
Loans to customers - amortised cost	84,289	282,051	366,340	103,689	255,301	358,990
Other financial assets	6,128	24,767	30,895	11,151	34,994	46,145

Liabilities
Bank deposits	7,799	12,642	20,441	13,715	12,564	26,279
Customer deposits	448,821	1,497	450,318	478,801	1,009	479,810
Settlement balances	2,012	—	2,012	2,068	—	2,068
Trading liabilities	42,760	10,048	52,808	41,664	22,934	64,598
Derivatives	39,331	54,716	94,047	34,593	66,242	100,835
Other financial liabilities	13,796	35,311	49,107	16,060	33,266	49,326
Subordinated liabilities	973	5,287	6,260	1,375	7,054	8,429
Notes in circulation	3,218	—	3,218	3,047	—	3,047
Lease liabilities	137	981	1,118	238	1,025	1,263

Schedule of undiscounted cash flows payable by contractual maturity

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2022	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	144,832	—	—	—	—	—
Derivatives held for hedging	130	345	28	41	(44)	43
Settlement balances	2,572	—	—	—	—	—
Loans to banks - amortised cost	5,254	1,621	17	288	—	—
Loans to customers - amortised cost	50,923	43,417	76,278	55,128	85,038	100,085
Other financial assets (1)	2,771	4,507	8,391	7,835	5,706	2,524
Finance lease	96	267	857	482	549	296
	206,578	50,157	85,571	63,774	91,249	102,948

Liabilities by contractual maturity up to 20 years
Bank deposits	6,690	1,445	5,662	8,503	89	—
Customer deposits	437,830	11,389	1,252	2	14	20
Settlement balances	2,012	—	—	—	—	—
Derivatives held for hedging	280	(371)	586	306	116	85
Other financial liabilities	6,720	6,640	18,833	13,906	7,361	294
Subordinated liabilities	96	1,073	2,690	1,897	1,541	328
Other liabilities - Notes in circulation	3,218	—	—	—	—	—
Lease liabilities	41	113	260	203	318	254
	456,887	20,289	29,283	24,817	9,439	981

Guarantees and commitments - notional amount
Guarantees (2)	3,150	—	—	—	—	—
Commitments (3)	118,779	—	—	—	—	—
	121,929	—	—	—	—	—

2021
Assets by contractual maturity up to 20 years
Cash and balances at central banks	177,757	—	—	—	—	—
Derivatives held for hedging	(23)	(32)	72	15	10	17
Settlement balances	2,141	—	—	—	—	—
Loans to banks - amortised cost	5,735	1,689	21	—	—	—
Loans to customers - amortised cost	65,760	43,144	63,979	45,057	73,044	90,115
Other financial assets (1)	3,924	7,576	10,467	8,048	7,444	5,523
Finance lease	290	340	746	504	704	377
	255,584	52,717	75,285	53,624	81,202	96,032

Liabilities by contractual maturity up to 20 years
Bank deposits	13,292	421	566	12,003	—	—
Customer deposits	473,123	5,440	1,155	73	4	19
Settlement balances	2,068	—	—	—	—	—
Derivatives held for hedging	(57)	(31)	561	155	(152)	(198)
Other financial liabilities	6,967	9,293	16,953	10,062	7,905	292
Subordinated liabilities	66	1,604	3,481	2,170	1,496	563
Other liabilities- Notes in circulation	3,047	—	—	—	—	—
Lease liabilities	74	161	220	167	281	251
	498,580	16,888	22,936	24,630	9,534	927

Guarantees and commitments - notional amount
Guarantees (2)	2,055	—	—	—	—	—
Commitments (3)	118,536	—	—	—	—	—
	120,591	—	—	—	—	—

(1)	Other financial assets exclude equity shares.
(2)	NatWest Group is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. NatWest Group expects most guarantees it provides to expire unused.
(3)

NatWest Group has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. NatWest Group does not expect all facilities to be drawn, and some may lapse before drawdown.